Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Changes in the RSUs Relating to Ordinary Shares Granted	A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended December 31, 2023, 2022 and 2021 is as follows:
	Number of RSUs	Weighted average grant date fair value

Awarded and unvested as of January 1, 2021	-	$-
Granted	2,426,293	9.18
Vested	(2,247,617)	8.82
Awarded and unvested as of December 31, 2021	178,676	16.67
Granted	54,000	2.26
Vested	(221,368)	12.43
Awarded and unvested as of December 31, 2022	11,308	15.02
Granted	3,271,372	3.53
Vested	(3,282,680)	3.57
Awarded and unvested as of December 31, 2023	-	$-

Schedule of Share Option Activities	The following table summarizes the share option activities for the years ended December 31, 2023 and 2022:
	Number of Options	Weighted Average Grant Date Fair value	Weighted Average Remaining Contract Life (in years)

Options outstanding on December 31, 2021	—	—	—
Granted	355,000	$2.67	2.28
Forfeited	(21,875)	1.13	—
Expired	—	—	—
Exercised	—	—	—
Options outstanding on December 31, 2022	333,125	$2.77	1.51
Granted	40,000	3.20	2.00
Forfeited	(6,250)	1.13	—
Expired	—	—	—
Exercised	(1,875)	1.13	—
Options outstanding on December 31, 2023	365,000	$2.85	0.62
Vested and exercisable on December 31, 2023	265,208	$2.80	0.46
Vested and expected to vest on December 31, 2023	365,000	$2.85	0.62